Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Deficit:
Preferred stock, par value	$ 0.001	$ 0.001	$ .001
Preferred stock, authorized	15,000,000	15,000,000	15,000,000
Common stock, par value	$ 0.001	$ .001	$ 0.001
Common stock, authorized	750,000,000	750,000,000	750,000,000
Common stock, issued	51,374,417	50,650,478	50,117,977
Common stock, outstanding	51,374,417	50,650,478	50,117,977
Series C
Stockholders' Deficit:
Preferred stock, issued	96,230	96,230	96,230
Preferred stock, outstanding	96,230	96,230	96,230
Series J
Stockholders' Deficit:
Preferred stock, issued	1,163,548	1,163,548	1,163,548
Preferred stock, outstanding	1,163,548	1,163,548	1,163,548